Leases - Narrative (Details) $ in Millions		12 Months Ended
	Mar. 01, 2022 lease	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 lease	Dec. 31, 2018 lease
Lessee, Lease, Description [Line Items]
Number of onerous leases | lease					2
Right of use lease asset, current		$ 0.5	$ 0.5
Right-of-use lease asset, non-current		$ 1.1	1.7
Operating lease, weighted average remaining lease term		4 years 2 months 12 days
Operating lease, weighted-average discount rate, percent		6.60%
Sublease income		$ 0.0	0.3
Operating lease expense		12.5	7.9
General and administrative expense
Lessee, Lease, Description [Line Items]
Operating lease expense		1.8	1.7
Operating expense
Lessee, Lease, Description [Line Items]
Operating lease expense		$ 10.7	6.2
Beverwijk
Lessee, Lease, Description [Line Items]
Number of onerous leases, expired during the period | lease				1
Houston
Lessee, Lease, Description [Line Items]
Number of onerous leases, expired during the period | lease	1
Houston | General and administrative expense
Lessee, Lease, Description [Line Items]
Sublease income			0.2
Houston | Onerous Lease Liability
Lessee, Lease, Description [Line Items]
Sublease income			$ 0.1